Shareholder Report, Holdings (Details)	May 31, 2026
C000121984 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000121984 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121984 [Member] | Fastenal Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000121984 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121984 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121984 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000121984 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000121984 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000121984 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000121984 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000121984 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000121984 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000121984 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000121984 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121984 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000121984 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000121984 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121984 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000121984 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000121984 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121984 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000121984 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121983 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000121983 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121983 [Member] | Fastenal Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000121983 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121983 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121983 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000121983 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000121983 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000121983 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000121983 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000121983 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000121983 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000121983 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000121983 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121983 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000121983 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000121983 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121983 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000121983 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000121983 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121983 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000121983 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%